Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

No provision for federal or state income taxes has been recorded for the years ended December 31, 2017 and 2018 other than the $1 annual tax for C corporations paid to the state of California.

A reconciliation of the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

	December 31,
	2017	2018
Tax computed at federal statutory rate	34.00%	21.00%
Permanent items and other	(9.49)	(2.36)
Stock based compensation	(0.27)	(0.78)
Research and development tax credits	(1.19)	1.07
Orphan Drug tax credits	13.13	6.47
Tax Cuts and Jobs Act	(16.41)	0.00
Valuation allowance	(19.77)	(25.40)

Effective income tax rate	—%	—%

Deferred tax assets and liabilities consist of the following:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforwards	$4,303	$8,474
Research and development credits	86	353
Orphan Drug Credit	2,178	3,781
Accrued liabilities	82	287
Other, net	71	115

Total deferred tax assets	6,720	13,010
Deferred tax liabilities
Fixed assets	(13)	(7)

	(13)	(7)

Total	6,707	13,003
Less: valuation allowance	(6,707)	(13,003)

Net deferred tax assets	$—	$—

The valuation allowance increased by $6,296 during the year ended December 31, 2018.

Due to the uncertainties surrounding the realization of deferred tax assets, the Company has provided a full valuation allowance and, therefore, no benefit has been recognized for the net operating loss carryforwards and other deferred tax assets.

At December 31, 2018, the Company has federal and state net operating loss carryforwards of approximately $40,350 and $47,187, respectively. The federal and state tax loss carryforwards will begin to expire in 2033 if not utilized. At December 31, 2018, the Company has federal and state research and development tax credits of approximately $257 and $578, respectively. At December 31, 2018, the Company has federal Orphan Drug tax credits of approximately $6,682. If not utilized, the federal research tax credit will begin to expire in 2035 and the Orphan Drug credit will begin to expire in 2037. The California research tax credit can be carried forward indefinitely.

The Company files income tax returns in the United States federal jurisdiction and in California, and the tax returns filed for the years 2014 through 2017 have not been examined and the applicable statutes of limitation have not expired with respect to those returns. Because of net operating loss and research credit carryovers, substantially all of the Company’s tax years remain open to examination.

Total unrecognized income tax benefits related to California net operating losses, federal and California research and development and federal orphan drug tax credit carryforwards were approximately $7,488 at December 31, 2018. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes. As of December 31, 2018, the Company has no accrual for interest and penalties related to unrecognized tax benefits. There are no unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate due to valuation allowances.

Pursuant to Internal Revenue Code sections 382 and 383, use of the Company’s net operating loss and credit carryforwards may be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. The Company has not completed an IRC Section 382/383 analysis regarding the limitation of net operating loss and research and development credit carryforwards, and these financial statements do not contain any adjustment relating to such potential limitations.

The Tax Cuts and Jobs Act was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 34% to 21%. The reduction in the rate caused and resulted in a remeasurement of the Company’s deferred tax assets and liabilities at December 31, 2017. The remeasurement resulted in an income tax expense of $2,723, which was offset by a corresponding reduction in the valuation allowance. As of December 31, 2018, the Company has completed its accounting of the tax effects from the enactment of the Act and no changes to provisional amounts were recorded.

The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more likely than not recognition at the effective date to be recognized. At December 31, 2017 and 2018, the unrecognized tax benefits recorded were approximately $4,733 and $7,488, respectively. Approximately $6,557 of the unrecognized tax benefits would reduce the annual effective tax rate, if recognized, subject to the valuation allowance. It is not anticipated that there will be significant change in the unrecognized tax benefits over the next 12 months.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2017	2018
Beginning balance	$954	$4,733
Reductions for tax positions taken in prior years	(34)	(118)
Additions for tax positions taken in current year	3,813	2,873

Ending balance	$4,733	$7,488

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the United States and state jurisdictions where applicable. There are currently no pending income tax examinations. The Company’s tax years from inception in 2013 are subject to examination by the federal and state tax authorities due to the carryforward of unutilized net operating losses and research and development credits. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense. The Company has not recognized interest or penalties since inception.